Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged		30.70%
Aggregate principal amount of floating rate debt outstanding	$ 2,816,428
Interest rate basis	SOFR	SOFR	SOFR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in interest expense on un-hedged portion of loans	$ 2,667	$ 2,076	$ 1,942
Currency risk
Financial Risk Management
Sensitivity analysis, increase in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (14,604)	$ (13,488)	$ (12,699)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	146,037	134,883	$ 126,988
Trade payables and accruals denominated in euros	24,471	29,343
Interest rate swaps | Interest rate risk
Financial Risk Management
Fair value of interest rate swaps / net asset	$ 0	$ 35,486
Sensitivity analysis, increase (decrease) in interest rate		0.10%	0.10%
Increase in fair value due to reasonably possible increase in interest rates		$ 1,937	$ 3,187